Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of units vest after one year						25.00%
Percentage of units vest description						Standard vesting for profits interests provide for 25% of units to vest after one year with the remaining vesting monthly thereafter over 36 months.
Weighted-average grant-date fair value for profits interests granted				$ 0.23		$ 0.16	$ 0.22
Stock-based compensation expense		$ 183	$ 185	$ 430	$ 440	$ 900	$ 700
Unrecognized compensation cost relating to nonvested profits interests	$ 2,000	$ 2,000		$ 2,000		$ 3,600
Unvested stock expected to be recognized over a weighted-average period				1 year 10 months 9 days		2 years 2 months 12 days
Expected dividend yield				0.00%	0.00%	0.00%	0.00%
Number of common stock issued	52,151,798	52,151,798		52,151,798		9,073,002
Employee terminations and resignations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common units forfeited						10,588,659	1,186,127
2020 Stock Option and Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock issued	2,930,836	2,930,836		2,930,836
Outstanding number of shares preceding percentage	4.00%
Number of awards issued or outstanding	0	0		0